Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Past service cost and gains on curtailments	€ 58	€ 131	€ (52)
Interest expense /(income)		9	15
Total	153	31	234
Defined benefit plans and post-employment benefits plans
Net defined benefit
Current service cost	211	153	163
Past service cost and gains on curtailments	(63)	(140)	52
Interest expense /(income)		9	15
Settlements	€ 5	€ 9
Other			€ 4